CASH AND CASH EQUIVALENTS	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS	4. CASH AND CASH EQUIVALENTS
As at	September 30, 2023	December 31, 2022
Cash held in banks	$2,457,084	$7,500,607
Guaranteed investment certificates	-	394,174
	$2,457,084	$7,894,781